Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account of the netting effects of master netting agreements and cash collateral.

	December 31, 2022			December 31, 2021
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$3,225	$0	$(316)	$3,344	$55	$0
Foreign Currency Swaps	1,933,343	233,812	(10,462)	886,552	37,259	(6,900)
Total Derivatives Designated as Hedge Accounting Instruments	$1,936,568	$233,812	$(10,778)	$889,896	$37,314	$(6,900)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$138,419,110	$6,757,890	$(17,092,749)	$130,358,860	$5,698,740	$(10,348,130)
Interest Rate Futures	2,425,500	3,267	(201)	4,109,300	2,876	(2,709)
Interest Rate Options	8,368,000	123,168	(225,125)	9,883,000	280,323	(173,863)
Interest Rate Forwards	1,104,000	11,265	(12,359)	195,000	3,760	(991)
Foreign Currency
Foreign Currency Forwards	364,946	590	(10,423)	119,653	842	(1,063)
Credit
Credit Default Swaps	47,450	346	0	306,900	24,789	0
Currency/Interest Rate
Foreign Currency Swaps	2,289,170	194,412	(14,624)	2,139,523	68,477	(23,251)
Equity
Total Return Swaps	15,958,130	120,341	(175,104)	15,129,666	66,627	(475,209)
Equity Options	25,187,516	239,003	(1,112,196)	19,461,881	902,050	(1,535,272)
Futures	876,790	956	(513)	5,015,002	736	(6,595)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$195,040,612	$7,451,238	$(18,643,294)	$186,718,785	$7,049,220	$(12,567,083)
Total Derivatives(1)(2)	$196,977,180	$7,685,050	$(18,654,072)	$187,608,681	$7,086,534	$(12,573,983)
(1)Excludes embedded derivatives which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $3,502 million and $3,246 million as of December 31, 2022 and 2021, respectively included in "Policyholders' account balances". Other assets included $141 million and $73 million as of December 31, 2022 and 2021, respectively. Other liabilities included $10 million and $13 million as of December 31, 2022 and 2021, respectively.
(2)Recorded in “Other invested assets” and “Payables to parent and affiliates” on the Consolidated Statements of Financial Position.

Offsetting of Financial Assets
The following table presents recognized derivative instruments (excluding embedded derivatives), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2022
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$7,685,050	$(7,637,939)	$47,111	$0	$47,111
Securities purchased under agreements to resell	290,000	0	290,000	(290,000)	0
Total Assets	$7,975,050	$(7,637,939)	$337,111	$(290,000)	$47,111
Offsetting of Financial Liabilities:
Derivatives	$18,654,072	$(16,568,912)	$2,085,160	$(2,085,160)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$18,654,072	$(16,568,912)	$2,085,160	$(2,085,160)	$0

	December 31, 2021
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$7,086,534	$(6,818,009)	$268,525	$0	$268,525
Securities purchased under agreements to resell	185,000	0	185,000	(185,000)	0
Total Assets	$7,271,534	$(6,818,009)	$453,525	$(185,000)	$268,525
Offsetting of Financial Liabilities:
Derivatives	$12,573,983	$(12,568,082)	$5,901	$(5,901)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$12,573,983	$(12,568,082)	$5,901	$(5,901)	$0

(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

Offsetting of Financial Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2022
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$7,685,050	$(7,637,939)	$47,111	$0	$47,111
Securities purchased under agreements to resell	290,000	0	290,000	(290,000)	0
Total Assets	$7,975,050	$(7,637,939)	$337,111	$(290,000)	$47,111
Offsetting of Financial Liabilities:
Derivatives	$18,654,072	$(16,568,912)	$2,085,160	$(2,085,160)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$18,654,072	$(16,568,912)	$2,085,160	$(2,085,160)	$0

	December 31, 2021
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statements of Financial Position	Net Amounts Presented in the Consolidated Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$7,086,534	$(6,818,009)	$268,525	$0	$268,525
Securities purchased under agreements to resell	185,000	0	185,000	(185,000)	0
Total Assets	$7,271,534	$(6,818,009)	$453,525	$(185,000)	$268,525
Offsetting of Financial Liabilities:
Derivatives	$12,573,983	$(12,568,082)	$5,901	$(5,901)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$12,573,983	$(12,568,082)	$5,901	$(5,901)	$0

(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2022
	Realized Investment Gains (Losses) (1)	Change in Value of Market Risk Benefits, Net of Related Hedging Gain (Loss) (1)	Net Investment Income	Other Income	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$1	$0	$(8)	$0	$(312)
Currency/Interest Rate	7,636	0	36,734	34,070	99,043
Total cash flow hedges	7,637	0	36,726	34,070	98,731
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	661,978	(5,230,085)	0	0	0
Currency	18,952	0	0	0	0
Currency/Interest Rate	107,388	0	0	557	0
Credit	(15,904)	0	0	0	0
Equity	40,076	1,050,139	0	0	0
Embedded Derivatives	(312,814)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	499,676	(4,179,946)	0	557	0
Total	$507,313	$(4,179,946)	$36,726	$34,627	$98,731

	Year Ended December 31, 2021
	Realized Investment Gains (Losses) (1)	Change in Value of Market Risk Benefits, Net of Related Hedging Gain (Loss) (1)	Net Investment Income	Other Income	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$2	$0	$47	$0	$(161)
Currency/Interest Rate	1,357	0	15,983	11,119	48,169
Total cash flow hedges	1,359	0	16,030	11,119	48,008
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(53,626)	33,029	0	0	0
Currency	2,006	0	0	0	0
Currency/Interest Rate	44,350	0	0	79	0
Credit	2,892	0	0	0	0
Equity	(299,798)	(644,967)	0	0	0
Embedded Derivatives	(79,714)	0	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(383,890)	(611,938)	0	79	0
Total	$(382,531)	$(611,938)	$16,030	$11,198	$48,008

	Year Ended December 31, 2020
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$(44)	$21	$0	$284
Currency/Interest Rate	(314)	10,660	(10,161)	(34,522)
Total cash flow hedges	(358)	10,681	(10,161)	(34,238)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	17,000	0	0	0
Currency	(2,560)	0	0	0
Currency/Interest Rate	(4,130)	0	(109)	0
Credit	(284)	0	0	0
Equity	37,480	0	0	0
Embedded Derivatives	(102,151)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(54,645)	0	(109)	0
Total	$(55,003)	$10,681	$(10,270)	$(34,238)

(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Schedule of Derivative Instruments Recognized in Accumulated Other Comprehensive Income(Loss) Before Taxes
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2019	$26,126
Amount recorded in AOCI
Interest Rate	261
Currency/Interest Rate	(34,337)
Total amount recorded in AOCI	(34,076)
Amount reclassified from AOCI to income
Interest Rate	23
Currency/Interest Rate	(185)
Total amount reclassified from AOCI to income	(162)
Balance, December 31, 2020	$(8,112)
Amount recorded in AOCI
Interest Rate	(112)
Currency/Interest Rate	76,628
Total amount recorded in AOCI	76,516
Amount reclassified from AOCI to income
Interest Rate	(49)
Currency/Interest Rate	(28,459)
Total amount reclassified from AOCI to income	(28,508)
Balance, December 31, 2021	$39,896
Amount recorded in AOCI
Interest Rate	(319)
Currency/Interest Rate	177,483
Total amount recorded in AOCI	177,164
Amount reclassified from AOCI to income
Interest Rate	7
Currency/Interest Rate	(78,440)
Total amount reclassified from AOCI to income	(78,433)
Balance, December 31, 2022	$138,627